UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2014

Date of reporting period: September 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (98.01%)
CONSUMER DISCRETIONARY – (23.14%)
Consumer Durables & Apparel – (2.06%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	55,900	$4,587,583
Hunter Douglas N.V. (Netherlands)	72,060	3,071,770
NIKE, Inc., Class B	51,870	4,626,804
		12,286,157
Consumer Services – (2.51%)
Las Vegas Sands Corp.	241,150	15,001,941
Media – (7.54%)
Liberty Global PLC, Series C *	680,600	27,914,809
Time Warner Cable Inc.	42,780	6,138,502
Twenty-First Century Fox, Inc., Class B	331,550	11,043,931
		45,097,242
Retailing – (11.03%)
Amazon.com, Inc. *	72,480	23,370,451
Coupons.com Inc. *	238,000	2,846,480
JD.com Inc., Class A, ADR (China)*	225,800	5,830,156
Jumei International Holding Ltd., Class A, ADR (China)*	51,100	1,199,828
Lowe's Cos, Inc.	132,920	7,034,126
Netflix Inc. *	9,550	4,308,769
Priceline Group Inc. *	10,415	12,066,611
TJX Cos, Inc.	42,130	2,492,832
Vipshop Holdings Ltd., ADS (China)*	35,870	6,779,789
		65,929,042
	TOTAL CONSUMER DISCRETIONARY	138,314,382
CONSUMER STAPLES – (3.18%)
Food & Staples Retailing – (1.05%)
Brasil Pharma S.A. (Brazil)*	553,100	851,879
Sysco Corp.	143,100	5,430,645
		6,282,524
Food, Beverage & Tobacco – (1.30%)
Diageo PLC (United Kingdom)	74,971	2,169,475
Philip Morris International Inc.	30,800	2,568,720
Unilever N.V., NY Shares (United Kingdom)	76,185	3,023,021
		7,761,216
Household & Personal Products – (0.83%)
Colgate-Palmolive Co.	75,950	4,953,459
	TOTAL CONSUMER STAPLES	18,997,199
ENERGY – (4.67%)
Encana Corp. (Canada)	430,700	9,135,147
Ultra Petroleum Corp. *	807,360	18,779,194
	TOTAL ENERGY	27,914,341
FINANCIALS – (14.11%)
Banks – (3.39%)
U.S. Bancorp	152,760	6,389,951
Wells Fargo & Co.	267,460	13,873,150
		20,263,101
Diversified Financials – (9.01%)
Capital Markets – (1.85%)
CETIP S.A. - Mercados Organizados (Brazil)	199,800	2,473,267

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Capital Markets – (Continued)
Charles Schwab Corp.	293,020	$8,611,858
		11,085,125
Diversified Financial Services – (7.16%)
Berkshire Hathaway Inc., Class B *	211,411	29,204,316
BM&FBOVESPA S.A. (Brazil)	1,161,400	5,309,393
Visa Inc., Class A	38,830	8,285,157
		42,798,866
		53,883,991
Insurance – (1.71%)
Property & Casualty Insurance – (1.71%)
Markel Corp. *	16,035	10,200,665
	TOTAL FINANCIALS	84,347,757
HEALTH CARE – (11.09%)
Health Care Equipment & Services – (9.78%)
Diagnosticos da America S.A. (Brazil)	149,770	736,689
Express Scripts Holding Co. *	47,300	3,340,799
IDEXX Laboratories, Inc. *	78,730	9,276,756
Laboratory Corp. of America Holdings *	150,900	15,354,075
Quest Diagnostics Inc.	53,030	3,217,860
UnitedHealth Group Inc.	278,600	24,029,250
WellPoint, Inc.	20,630	2,467,761
		58,423,190
Pharmaceuticals, Biotechnology & Life Sciences – (1.31%)
Agilent Technologies, Inc.	28,234	1,608,773
Valeant Pharmaceuticals International, Inc. (Canada)*	47,620	6,247,744
		7,856,517
	TOTAL HEALTH CARE	66,279,707
INDUSTRIALS – (14.00%)
Capital Goods – (6.86%)
KBR, Inc.	105,300	1,982,799
PACCAR Inc.	253,040	14,391,650
Rockwell Automation, Inc.	57,360	6,302,717
Textron Inc.	376,230	13,540,517
TransDigm Group, Inc.	26,030	4,798,110
		41,015,793
Commercial & Professional Services – (1.23%)
Experian PLC (United Kingdom)	460,873	7,348,165
Transportation – (5.91%)
China Auto Rental Inc. (China)*(a)	2,500,000	3,601,486
FedEx Corp.	36,440	5,883,238
Kuehne & Nagel International AG (Switzerland)	67,166	8,484,571
Wesco Aircraft Holdings, Inc. *	997,750	17,360,850
		35,330,145
	TOTAL INDUSTRIALS	83,694,103
INFORMATION TECHNOLOGY – (24.39%)
Semiconductors & Semiconductor Equipment – (2.69%)
Altera Corp.	38,800	1,388,264

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2014 (Unaudited)

	Shares/Units/ Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Semiconductors & Semiconductor Equipment – (Continued)
Applied Materials, Inc.	116,400	$2,515,404
Intel Corp.	70,700	2,461,774
Texas Instruments Inc.	202,950	9,678,686
		16,044,128
Software & Services – (21.00%)
58.com Inc., Class A, ADR (China)*	22,050	821,363
Alibaba Group Holding Ltd., ADR (China)*	44,740	3,975,149
Angie's List Inc. *	1,262,145	8,039,864
ASAC II L.P., Private Placement *(a)	6,900,000	9,636,540
Google Inc., Class A *	32,313	19,013,292
Google Inc., Class C *	32,313	18,656,234
GrubHub, Inc. *	146,220	5,006,573
International Business Machines Corp.	5,344	1,014,452
Microsoft Corp.	281,850	13,066,566
Oracle Corp.	135,320	5,180,050
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	140,520	9,480,884
salesforce.com, Inc. *	62,350	3,586,995
SAP SE, ADR (Germany)	64,426	4,648,980
SouFun Holdings Ltd., Class A, ADR (China)	1,064,410	10,590,879
Youku Tudou Inc., Class A, ADR (China)*	401,160	7,188,787
YY Inc., Class A, ADR (China)*	74,700	5,594,283
		125,500,891
Technology Hardware & Equipment – (0.70%)
Hewlett-Packard Co.	118,184	4,191,986
	TOTAL INFORMATION TECHNOLOGY	145,737,005
MATERIALS – (3.43%)
Lafarge S.A. (France)	72,800	5,242,993
Praxair, Inc.	32,240	4,158,960
Sherwin-Williams Co.	13,130	2,875,339
Sigma-Aldrich Corp.	60,240	8,193,242
	TOTAL MATERIALS	20,470,534
TOTAL COMMON STOCK – (Identified cost $479,668,484)		585,755,028
STOCK WARRANTS – (0.74%)
FINANCIALS – (0.74%)
Banks – (0.74%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	220,450	4,442,068
TOTAL STOCK WARRANTS – (Identified cost $1,764,508)		4,442,068
SHORT-TERM INVESTMENTS – (1.33%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.01%, 10/01/14, dated 09/30/14, repurchase value of $3,016,001 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 01/23/15-04/20/44, total market value $3,076,320)	$3,016,000	3,016,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2014 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.00%, 10/01/14, dated 09/30/14, repurchase value of $3,290,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.50%, 02/15/41-08/15/44, total market value $3,355,800)	$3,290,000	$3,290,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.09%, 10/01/14, dated 09/30/14, repurchase value of $1,645,004 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.126%-4.50%, 08/01/24-09/01/44, total market value $1,677,900)	1,645,000	1,645,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $7,951,000)	7,951,000
	Total Investments – (100.08%) – (Identified cost $489,383,992) – (b)	598,148,096
	Liabilities Less Other Assets – (0.08%)	(495,531)
	Net Assets – (100.00%)	$597,652,565

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $13,238,026 or 2.22% of the Fund's net assets as of September 30, 2014.

(b)	Aggregate cost for federal income tax purposes is $493,937,267. At September 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$133,762,035
	Unrealized depreciation	(29,551,206)
	Net unrealized appreciation	$104,210,829

Please refer to "Notes to Schedule of Investments" on page 20 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	September 30, 2014 (Unaudited)

	Principal	Value
MORTGAGES – (95.89%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (68.41%)
Fannie Mae, 4.00%, 02/25/19	$577,405	$601,504
Fannie Mae, 4.00%, 07/25/23	355,593	362,085
Fannie Mae, 4.00%, 11/25/23	261,445	266,360
Fannie Mae, 0.6545%, 06/25/32 (a)	139,647	140,665
Fannie Mae, 3.50%, 09/25/36	221,668	224,486
Fannie Mae, 0.3545%, 02/25/37 (a)	20,341	20,217
Fannie Mae, 0.4045%, 03/25/37 (a)	347,665	347,012
Fannie Mae, 0.5045%, 07/25/37 (a)	314,793	314,166
Fannie Mae, 0.5045%, 04/25/38 (a)	3,257,640	3,240,441
Fannie Mae, 0.6545%, 06/25/38 (a)	191,171	191,991
Fannie Mae, 5.50%, 04/25/42	607,381	675,178
Fannie Mae, 3.00%, 08/25/42	3,573,854	3,687,986
Fannie Mae, 3.00%, 08/25/42	4,467,317	4,548,189
Fannie Mae, 3.00%, 10/25/42	2,487,526	2,527,516
Fannie Mae, 3.00%, 02/25/43	4,331,836	4,429,172
Fannie Mae Whole Loan, 5.31%, 08/25/33	59,316	59,565
Fannie Mae Whole Loan, 5.09%, 11/25/43	1,284,367	1,321,660
Fannie Mae Whole Loan, 6.297%, 08/25/47 (a)	404,231	453,850
Freddie Mac, 3.50%, 01/15/18	21,251	21,337
Freddie Mac, 4.50%, 05/15/18	1,202,731	1,266,420
Freddie Mac, 1.50%, 07/15/18	273,210	276,493
Freddie Mac, 4.50%, 07/15/18	357,326	376,871
Freddie Mac, 4.00%, 10/15/18	1,201,530	1,250,409
Freddie Mac, 4.50%, 02/15/19	2,274,568	2,389,121
Freddie Mac, 4.50%, 09/15/23	270,312	275,779
Freddie Mac, 3.50%, 02/15/24	683,345	699,566
Freddie Mac, 3.50%, 07/15/24	331,658	337,513
Freddie Mac, 5.00%, 01/15/25	2,000,000	2,114,447
Freddie Mac, 4.00%, 01/15/26	1,245,013	1,318,605
Freddie Mac, 3.00%, 10/15/26	2,462,305	2,550,431
Freddie Mac, 4.00%, 01/15/28	804,500	828,725
Freddie Mac, 4.00%, 04/15/29	2,381,551	2,498,791
Freddie Mac, 4.50%, 04/15/32	312,393	316,244
Freddie Mac, 4.50%, 08/15/36	362,785	379,740
Freddie Mac, 3.00%, 03/15/37	4,791,037	4,863,368
Freddie Mac, 4.00%, 03/15/37	1,483,903	1,555,608
Freddie Mac, 3.00%, 06/15/39	468,264	481,601
Freddie Mac, 2.50%, 09/15/40	535,409	544,828
Freddie Mac, 3.00%, 12/15/43	4,555,278	4,727,311
Freddie Mac Structured Pass-Through, 6.50%, 02/25/43	587,822	685,364
Ginnie Mae, 4.00%, 05/20/33	1,563,138	1,599,153
Ginnie Mae, 3.00%, 09/16/34	1,500,000	1,527,480
Ginnie Mae, 3.536%, 09/16/35	352,993	355,309
Ginnie Mae, 3.50%, 07/20/36	788,820	819,044
Ginnie Mae, 5.3589%, 12/16/36 (a)	34,163	34,524
Ginnie Mae, 0.4536%, 05/16/37 (a)	990,971	986,868
Ginnie Mae, 3.00%, 12/20/37	708,831	725,813

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	September 30, 2014 (Unaudited)

	Principal	Value
MORTGAGES – (CONTINUED)
COLLATERALIZED MORTGAGE OBLIGATIONS – (CONTINUED)
Ginnie Mae, 3.00%, 06/20/38	$830,334	$847,946
Ginnie Mae, 4.00%, 09/20/39	286,425	300,993
Ginnie Mae, 2.7166%, 02/16/44	2,408,347	2,394,235
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS	62,761,980
FANNIE MAE POOLS – (19.07%)
4.96%, 01/01/15, Pool No. 725788	290,271	293,085
6.00%, 09/01/17, Pool No. 665776	422,985	451,370
3.65%, 01/01/18, Pool No. 467153	3,460,526	3,658,448
4.50%, 03/01/18, Pool No. AJ0354	435,323	451,604
3.50%, 01/01/21, Pool No. MA0629	1,026,263	1,086,823
3.00%, 10/01/21, Pool No. MA0865	2,110,912	2,197,323
2.50%, 11/01/22, Pool No. AQ4765	3,806,569	3,912,220
3.00%, 12/01/23, Pool No. MA1691	2,172,204	2,264,135
2.50%, 10/01/27, Pool No. AP9869	2,574,848	2,595,813
6.50%, 07/01/32, Pool No. 635069	94,388	104,915
5.612%, 04/01/36, Pool No. 851605 (b)	217,511	225,467
6.00%, 09/01/37, Pool No. 888796	225,293	254,558
	TOTAL FANNIE MAE POOLS	17,495,761
FREDDIE MAC POOLS – (8.41%)
3.50%, 03/01/21, Pool No. J14793	850,152	900,686
2.50%, 05/01/23, Pool No. G14738	2,423,337	2,490,780
5.50%, 12/01/23, Pool No. G13339	2,862,902	3,040,267
4.00%, 05/01/24, Pool No. J09596	813,062	865,987
3.50%, 01/01/26, Pool No. G18373	390,510	412,501
	TOTAL FREDDIE MAC POOLS	7,710,221
TOTAL MORTGAGES – (Identified cost $87,812,563)		87,967,962
OTHER AGENCIES – (0.23%)
Housing Urban Development, 6.00%, 08/01/20	210,000	211,680
TOTAL OTHER AGENCIES – (Identified cost $210,000)		211,680
SHORT-TERM INVESTMENTS – (6.26%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.01%, 10/01/14, dated 09/30/14, repurchase value of $2,180,001 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 01/23/15-04/20/44, total market value $2,223,600)	2,180,000	2,180,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.00%, 10/01/14, dated 09/30/14, repurchase value of $2,377,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-6.50%, 01/20/37-09/20/44, total market value $2,424,540)	2,377,000	2,377,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.09%, 10/01/14, dated 09/30/14, repurchase value of $1,189,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.88%-4.00%, 08/01/24-09/01/44, total market value $1,212,780)	1,189,000	1,189,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,746,000)		5,746,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	September 30, 2014 (Unaudited)

	Total Investments – (102.38%) – (Identified cost $93,768,563) – (c)	$93,925,642
	Liabilities Less Other Assets – (2.38%)	(2,185,324)
	Net Assets – (100.00%)	$91,740,318

(a)
The interest rates on floating rate securities, shown as of September 30, 2014, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	The interest rates on adjustable rate securities, shown as of September 30, 2014, may change daily or less frequently and are based on indices of market interest rates.

(c)	Aggregate cost for federal income tax purposes is $93,768,563. At September 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$779,041
	Unrealized depreciation	(621,962)
	Net unrealized appreciation	$157,079

Please refer to "Notes to Schedule of Investments" on page 20 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	September 30, 2014 (Unaudited)

	Principal	Value
FANNIE MAE – (8.99%)
0.625%, 10/30/14	$3,976,000	$3,977,468
1.15%, 11/18/14	1,000,000	1,001,374
0.1635%, 01/20/15 (a)	4,000,000	4,000,875
0.34%, 01/27/15 (a)	5,000,000	5,004,393
0.1215%, 02/27/15 (a)	4,000,000	4,000,461
0.50%, 05/27/15	3,322,000	3,329,556
0.1435%, 10/21/15 (a)	4,000,000	4,001,497
TOTAL FANNIE MAE – (Identified cost $25,315,624)		25,315,624
FEDERAL FARM CREDIT BANK – (18.86%)
0.16%, 10/23/14 (a)	5,500,000	5,500,230
0.113%, 10/29/14 (a)	3,500,000	3,500,024
4.48%, 11/20/14	3,000,000	3,017,565
0.1335%, 11/26/14 (a)	5,400,000	5,400,304
0.39%, 11/28/14 (a)	700,000	700,325
0.1415%, 01/28/15 (a)	4,470,000	4,470,754
0.22%, 03/04/15 (a)	1,500,000	1,500,900
0.1791%, 03/13/15 (a)	2,500,000	2,500,751
0.1785%, 03/20/15 (a)	3,900,000	3,901,385
0.1651%, 03/26/15 (a)	3,000,000	3,000,566
0.2121%, 04/06/15 (a)	1,450,000	1,450,713
0.10%, 04/13/15 (a)	700,000	700,037
0.174%, 04/23/15 (a)	1,000,000	1,000,401
0.1735%, 06/22/15 (a)	4,000,000	4,001,795
0.1835%, 07/20/15 (a)	4,450,000	4,452,588
0.28%, 08/03/15 (a)	4,000,000	4,006,467
0.175%, 09/18/15 (a)	4,000,000	4,003,082
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $53,107,887)		53,107,887
FEDERAL HOME LOAN BANK – (26.47%)
0.18%, 10/01/14	5,000,000	5,000,000
0.13%, 11/03/14	5,025,000	5,024,948
0.104%, 11/14/14 (a)	300,000	299,998
0.132%, 12/09/14 (a)	5,000,000	5,000,000
2.75%, 12/12/14	1,000,000	1,005,208
0.46%, 01/14/15	4,000,000	4,003,196
0.102%, 02/03/15 (a)	1,000,000	1,000,002
0.094%, 02/12/15 (a)	4,000,000	3,999,945
7.375%, 02/13/15	430,000	441,474
0.25%, 02/20/15	545,000	545,246
0.09%, 02/23/15	4,000,000	3,999,649
0.105%, 02/25/15 (a)	5,000,000	5,000,097
0.108%, 03/06/15 (a)	3,500,000	3,500,015
3.50%, 03/13/15	1,000,000	1,015,055
0.114%, 04/16/15 (a)	4,000,000	4,000,216
0.125%, 04/21/15	3,000,000	2,999,718
0.21%, 04/24/15	1,000,000	1,000,364

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	September 30, 2014 (Unaudited)

	Principal	Value
FEDERAL HOME LOAN BANK – (CONTINUED)
0.125%, 05/08/15	$2,000,000	$1,999,551
0.099%, 05/20/15 (a)	4,000,000	3,999,865
0.125%, 06/03/15	4,050,000	4,048,975
0.125%, 06/08/15	2,500,000	2,499,621
0.735%, 06/11/15 (a)	1,500,000	1,506,280
2.875%, 06/12/15	2,240,000	2,282,652
4.875%, 06/12/15	250,000	258,168
5.50%, 06/12/15	600,000	622,306
0.734%, 06/18/15 (a)	1,650,000	1,656,804
0.4856%, 06/24/15 (a)	1,300,000	1,303,458
0.125%, 07/17/15	2,500,000	2,498,914
0.119%, 08/10/15 (a)	4,000,000	4,000,369
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $74,512,094)		74,512,094
FREDDIE MAC – (5.07%)
0.39%, 10/07/14 (a)	3,000,000	3,000,151
5.00%, 11/13/14	4,000,000	4,022,706
0.1561%, 12/05/14 (a)	2,250,000	2,250,203
0.35%, 03/18/15	4,000,000	4,004,020
0.1336%, 10/16/15 (a)	1,000,000	1,000,212
TOTAL FREDDIE MAC – (Identified cost $14,277,292)		14,277,292
OTHER AGENCIES – (4.08%)
NCUA Guaranteed Notes, 1.40%, 06/12/15	3,352,000	3,379,963
Private Export Funding Corp., 3.05%, 10/15/14	7,026,000	7,033,780
Private Export Funding Corp., 4.55%, 05/15/15	1,050,000	1,078,269
TOTAL OTHER AGENCIES – (Identified cost $11,492,012)		11,492,012
REPURCHASE AGREEMENTS – (37.86%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.01%, 10/01/14, dated 09/30/14, repurchase value of $40,444,011 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 01/23/15-04/20/44, total market value $41,252,880)	40,444,000	40,444,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.00%, 10/01/14, dated 09/30/14, repurchase value of $44,114,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-7.50%, 09/20/29-09/20/44, total market value $44,996,280)	44,114,000	44,114,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.09%, 10/01/14, dated 09/30/14, repurchase value of $22,057,055 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.85%-6.676%, 08/01/18-09/01/44, total market value $22,498,140)	22,057,000	22,057,000
TOTAL REPURCHASE AGREEMENTS – (Identified cost $106,615,000)		106,615,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	September 30, 2014 (Unaudited)

	Total Investments – (101.33%) – (Identified cost $285,319,909) – (b)	$285,319,909
	Liabilities Less Other Assets – (1.33%)	(3,752,102)
	Net Assets – (100.00%)	$281,567,807

(a)
The interest rates on floating rate securities, shown as of September 30, 2014, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Aggregate cost for federal income tax purposes is $285,319,909.

Please refer to "Notes to Schedule of Investments" on page 20 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	September 30, 2014 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (93.81%)
ENERGY – (0.55%)
Canadian Natural Resources Ltd. (Canada)	97,880	$3,801,659
	TOTAL ENERGY	3,801,659
FINANCIALS – (90.33%)
Banks – (22.46%)
Citizens Financial Group Inc. *	874,440	20,479,385
ICICI Bank Ltd., ADR (India)	121,697	5,975,323
JPMorgan Chase & Co.	523,980	31,564,555
SKBHC Holdings LLC *(a)	1,916	8,999,025
U.S. Bancorp	476,671	19,939,148
Wells Fargo & Co.	1,286,419	66,726,554
		153,683,990
Diversified Financials – (42.50%)
Capital Markets – (20.67%)
Bank of New York Mellon Corp.	1,193,374	46,219,375
Brookfield Asset Management Inc., Class A (Canada)	532,890	23,958,734
Charles Schwab Corp.	755,198	22,195,269
Goldman Sachs Group, Inc.	126,992	23,311,922
Julius Baer Group Ltd. (Switzerland)	573,232	25,728,492
		141,413,792
Consumer Finance – (11.13%)
American Express Co.	713,782	62,484,476
Capital One Financial Corp.	167,500	13,671,350
		76,155,826
Diversified Financial Services – (10.70%)
Berkshire Hathaway Inc., Class A *	74	15,310,600
Cielo S.A. (Brazil)	567,128	9,267,744
Moody's Corp.	172,100	16,263,450
Visa Inc., Class A	151,737	32,376,124
		73,217,918
		290,787,536
Insurance – (25.37%)
Insurance Brokers – (3.60%)
Marsh & McLennan Cos, Inc.	471,330	24,669,412
Multi-line Insurance – (5.65%)
American International Group, Inc.	466,800	25,216,536
Loews Corp.	321,945	13,412,229
		38,628,765
Property & Casualty Insurance – (10.79%)
ACE Ltd.	296,440	31,087,662
Markel Corp. *	67,186	42,740,374
		73,828,036
Reinsurance – (5.33%)
Alleghany Corp. *	10,527	4,401,865
Everest Re Group, Ltd.	197,972	32,073,444
		36,475,309
		173,601,522
	TOTAL FINANCIALS	618,073,048

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	September 30, 2014 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (2.93%)
Software & Services – (2.93%)
Google Inc., Class A *	17,200	$10,120,652
Google Inc., Class C *	17,200	9,930,592
	TOTAL INFORMATION TECHNOLOGY	20,051,244
	TOTAL COMMON STOCK – (Identified cost $368,435,642)	641,925,951
SHORT-TERM INVESTMENTS – (5.60%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.01%, 10/01/14, dated 09/30/14, repurchase value of $14,526,004 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 01/23/15-04/20/44, total market value $14,816,520)	$14,526,000	14,526,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.00%, 10/01/14, dated 09/30/14, repurchase value of $15,844,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-6.50%, 08/20/29-09/15/44, total market value $16,160,880)	15,844,000	15,844,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.09%, 10/01/14, dated 09/30/14, repurchase value of $7,922,020 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.88%-4.50%, 08/01/24-09/01/44, total market value $8,080,440)	7,922,000	7,922,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $38,292,000)	38,292,000
Total Investments – (99.41%) – (Identified cost $406,727,642) – (b)		680,217,951
Other Assets Less Liabilities – (0.59%)		4,039,149
	Net Assets – (100.00%)	$684,257,100

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $8,999,025 or 1.32% of the Fund's net assets as of September 30, 2014.

(b)	Aggregate cost for federal income tax purposes is $406,673,591. At September 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation		$274,106,242
Unrealized depreciation		(561,882)
	Net unrealized appreciation	$273,544,360

Please refer to "Notes to Schedule of Investments" on page 20 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (68.03%)
CONSUMER DISCRETIONARY – (11.93%)
Consumer Services – (2.58%)
School Specialty, Inc. *(a)	69,205	$8,477,613
Media – (3.02%)
Twenty-First Century Fox, Inc., Class A	288,656	9,898,014
Retailing – (6.33%)
Amazon.com, Inc. *	21,001	6,771,562
Kohl's Corp.	229,200	13,988,076
		20,759,638
	TOTAL CONSUMER DISCRETIONARY	39,135,265
CONSUMER STAPLES – (3.87%)
Food & Staples Retailing – (2.98%)
Whole Foods Market, Inc.	256,484	9,774,605
Food, Beverage & Tobacco – (0.89%)
Tyson Foods, Inc., Class A	74,400	2,929,128
	TOTAL CONSUMER STAPLES	12,703,733
ENERGY – (9.76%)
Devon Energy Corp.	177,020	12,069,224
Nabors Industries Ltd.	436,000	9,923,360
Transocean Ltd. (Switzerland)	314,131	10,042,768
	TOTAL ENERGY	32,035,352
FINANCIALS – (9.85%)
Banks – (6.95%)
Banks – (6.77%)
Bank of America Corp.	622,866	10,619,865
Citigroup Inc.	223,852	11,600,011
		22,219,876
Thrifts & Mortgage Finance – (0.18%)
ADFITECH, Inc. *	266,000	579,880
		22,799,756
Diversified Financials – (2.90%)
Consumer Finance – (2.90%)
American Express Co.	108,640	9,510,346
	TOTAL FINANCIALS	32,310,102
HEALTH CARE – (6.90%)
Health Care Equipment & Services – (3.60%)
Universal Health Services, Inc., Class B	113,060	11,814,770
Pharmaceuticals, Biotechnology & Life Sciences – (3.30%)
Valeant Pharmaceuticals International, Inc. (Canada)*	82,446	10,816,915
	TOTAL HEALTH CARE	22,631,685
INDUSTRIALS – (16.67%)
Capital Goods – (13.20%)
General Electric Co.	360,200	9,228,324
Masco Corp.	418,880	10,019,610
Quanta Services, Inc. *	329,490	11,957,192
United Rentals, Inc. *	109,088	12,119,677
		43,324,803
Commercial & Professional Services – (3.47%)
Waste Connections, Inc.	234,670	11,386,188
	TOTAL INDUSTRIALS	54,710,991

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2014 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (2.12%)
Semiconductors & Semiconductor Equipment – (2.12%)
Fairchild Semiconductor International, Inc. *	448,897	$6,971,370
	TOTAL INFORMATION TECHNOLOGY	6,971,370
MATERIALS – (5.17%)
Allegheny Technologies, Inc.	292,168	10,839,433
Freeport-McMoRan Inc.	187,232	6,113,125
	TOTAL MATERIALS	16,952,558
UTILITIES – (1.76%)
AES Corp.	406,466	5,763,688
	TOTAL UTILITIES	5,763,688
TOTAL COMMON STOCK – (Identified cost $185,385,847)		223,214,744
CONVERTIBLE PREFERRED STOCK – (7.21%)
CONSUMER STAPLES – (2.76%)
Food, Beverage & Tobacco – (2.76%)
Tyson Foods, Inc., 4.75%, Conv. Pfd.	179,900	9,059,764
	TOTAL CONSUMER STAPLES	9,059,764
INDUSTRIALS – (2.22%)
Transportation – (2.22%)
Continental Airlines Finance Trust II, 6.00%, Conv. Pfd.	143,200	7,289,768
	TOTAL INDUSTRIALS	7,289,768
UTILITIES – (2.23%)
AES Trust III, 6.75%, Conv. Pfd.	141,417	7,296,240
	TOTAL UTILITIES	7,296,240
TOTAL CONVERTIBLE PREFERRED STOCK – (Identified cost $19,681,918)		23,645,772
CONVERTIBLE BONDS – (14.60%)
FINANCIALS – (4.83%)
Real Estate – (4.83%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 4.25%, 08/15/18	$11,178,000	12,316,759
Forest City Enterprises, Inc., Conv. Sr. Notes, 3.625%, 08/15/20	3,414,000	3,518,554
	TOTAL FINANCIALS	15,835,313
INFORMATION TECHNOLOGY – (5.26%)
Semiconductors & Semiconductor Equipment – (5.26%)
Intel Corp., Conv. Jr. Sub. Deb., 3.25%, 08/01/39	10,285,000	17,265,995
	TOTAL INFORMATION TECHNOLOGY	17,265,995
MATERIALS – (4.51%)
United States Steel Corp., Conv. Sr. Notes, 2.75%, 04/01/19	9,005,000	14,813,225
	TOTAL MATERIALS	14,813,225
TOTAL CONVERTIBLE BONDS – (Identified cost $36,814,848)		47,914,533
CORPORATE BONDS – (1.59%)
CONSUMER DISCRETIONARY – (0.31%)
Retailing – (0.31%)
Kohl's Corp., Sr. Notes, 6.25%, 12/15/17	882,000	1,000,940
	TOTAL CONSUMER DISCRETIONARY	1,000,940

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2014 (Unaudited)

	Principal	Value
CORPORATE BONDS – (CONTINUED)
FINANCIALS – (0.68%)
Real Estate – (0.68%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (b)	$13,300,000	$2,238,390
	TOTAL FINANCIALS	2,238,390
HEALTH CARE – (0.32%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.32%)
Valeant Pharmaceuticals International, Inc., 144A Sr. Notes, 6.75%, 08/15/21 (Canada)(c)	1,000,000	1,041,250
	TOTAL HEALTH CARE	1,041,250
INDUSTRIALS – (0.28%)
Capital Goods – (0.28%)
Masco Corp., Sr. Notes, 6.125%, 10/03/16	859,500	921,384
	TOTAL INDUSTRIALS	921,384
TOTAL CORPORATE BONDS – (Identified cost $12,663,711)		5,201,964
SHORT-TERM INVESTMENTS – (8.55%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.01%, 10/01/14, dated 09/30/14, repurchase value of $10,648,003 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 01/23/15-04/20/44, total market value $10,860,960)	10,648,000	10,648,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.00%, 10/01/14, dated 09/30/14, repurchase value of $11,614,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.50%, 09/20/29-08/20/44, total market value $11,846,280)	11,614,000	11,614,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.09%, 10/01/14, dated 09/30/14, repurchase value of $5,807,015 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.972%-4.50%, 08/01/24-09/01/44, total market value $5,923,140)	5,807,000	5,807,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $28,069,000)		28,069,000
Total Investments – (99.98%) – (Identified cost $282,615,324) – (d)		328,046,013
Other Assets Less Liabilities – (0.02%)		72,974
	Net Assets – (100.00%)	$328,118,987

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2014 (Unaudited)

*	Non-Income producing security.

(a)
Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2014. The aggregate fair value of the securities of affiliated companies held by the Fund as of September 30, 2014, amounts to $8,477,613. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2013	Gross Additions	Gross Reductions	Shares September 30, 2014	Dividend Income
School Specialty, Inc.	69,205	–	–	69,205	$–

(b)
This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of September 30, 2014, the value of defaulted securities amounted to $2,238,390 (cost: $9,921,191) or 0.68% of the Fund's net assets.

(c)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $1,041,250 or 0.32% of the Fund's net assets as of September 30, 2014.

(d)	Aggregate cost for federal income tax purposes is $282,615,324. At September 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$77,188,308
	Unrealized depreciation	(31,757,619)
	Net unrealized appreciation	$45,430,689

Please refer to "Notes to Schedule of Investments" on page 20 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (94.52%)
CONSUMER DISCRETIONARY – (1.75%)
Consumer Services – (1.75%)
Las Vegas Sands Corp.	37,100	$2,307,991
Wynn Resorts Ltd.	9,200	1,721,136
TOTAL CONSUMER DISCRETIONARY		4,029,127
FINANCIALS – (90.12%)
Real Estate – (90.12%)
Real Estate Investment Trusts (REITs) – (84.63%)
Diversified REITs – (4.66%)
Cousins Properties, Inc.	89,840	1,073,588
Liberty Property Trust	105,460	3,507,600
Vornado Realty Trust	61,544	6,151,938
		10,733,126
Health Care REITs – (2.72%)
Ventas, Inc.	100,990	6,256,331
Hotel & Resort REITs – (4.30%)
Host Hotels & Resorts Inc.	262,280	5,594,433
LaSalle Hotel Properties	126,230	4,322,115
		9,916,548
Industrial REITs – (8.21%)
DCT Industrial Trust Inc.	837,990	6,293,305
EastGroup Properties, Inc.	89,440	5,419,169
First Industrial Realty Trust, Inc.	63,300	1,070,403
Prologis, Inc.	61,400	2,314,780
Terreno Realty Corp.	202,490	3,812,887
		18,910,544
Office REITs – (20.10%)
Alexandria Real Estate Equities, Inc.	129,563	9,555,271
BioMed Realty Trust, Inc.	168,460	3,402,892
Boston Properties, Inc.	64,110	7,421,374
Brandywine Realty Trust	303,310	4,267,572
CoreSite Realty Corp.	105,570	3,470,086
Corporate Office Properties Trust	286,498	7,368,728
Digital Realty Trust, Inc., 144A (a)	73,369	4,576,758
DuPont Fabros Technology Inc.	136,130	3,680,955
Highwoods Properties, Inc.	65,680	2,554,952
		46,298,588
Residential REITs – (14.86%)
American Campus Communities, Inc.	158,970	5,794,456
American Homes 4 Rent, Class A	142,840	2,412,568
American Residential Properties, Inc. *	128,470	2,356,140
AvalonBay Communities, Inc.	50,430	7,109,117
Campus Crest Communities, Inc.	159,000	1,017,600
Education Realty Trust, Inc.	340,340	3,498,695
Essex Property Trust, Inc.	23,170	4,141,638
Post Properties, Inc.	154,180	7,915,601
		34,245,815
Retail REITs – (23.67%)
Acadia Realty Trust	302,850	8,352,603

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	September 30, 2014 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (Continued)
Cedar Realty Trust Inc.	214,000	$1,262,600
DDR Corp.	251,320	4,204,584
Federal Realty Investment Trust	39,270	4,651,924
General Growth Properties, Inc.	287,750	6,776,512
Kite Realty Group Trust	154,752	3,751,188
Macerich Co.	20,200	1,289,366
Ramco-Gershenson Properties Trust	160,610	2,609,913
Simon Property Group, Inc.	86,462	14,216,082
Tanger Factory Outlet Centers, Inc.	102,990	3,369,833
Taubman Centers, Inc.	39,320	2,870,360
Washington Prime Group Inc.	66,900	1,169,412
		54,524,377
Specialized REITs – (6.11%)
American Tower Corp.	38,310	3,586,965
CatchMark Timber Trust Inc., Class A	105,500	1,156,280
CubeSmart	307,140	5,522,377
Weyerhaeuser Co.	119,300	3,800,898
		14,066,520
		194,951,849
Real Estate Management & Development – (5.49%)
Diversified Real Estate Activities – (2.69%)
Alexander & Baldwin Inc.	172,370	6,200,149
Real Estate Operating Companies – (2.80%)
Forest City Enterprises, Inc., Class A *	329,980	6,454,409
		12,654,558
	TOTAL FINANCIALS	207,606,407
TELECOMMUNICATION SERVICES – (2.65%)
SBA Communications Corp., Class A *	55,190	6,120,571
	TOTAL TELECOMMUNICATION SERVICES	6,120,571
TOTAL COMMON STOCK – (Identified cost $208,405,219)		217,756,105
CONVERTIBLE BONDS – (0.71%)
FINANCIALS – (0.71%)
Real Estate – (0.71%)
Real Estate Management & Development – (0.71%)
Real Estate Operating Companies – (0.71%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	$1,040,000	1,643,850
TOTAL CONVERTIBLE BONDS – (Identified cost $1,040,000)		1,643,850
SHORT-TERM INVESTMENTS – (4.47%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.01%, 10/01/14, dated 09/30/14, repurchase value of $3,903,001 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 01/23/15-04/20/44, total market value $3,981,060)	3,903,000	3,903,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	September 30, 2014 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.00%, 10/01/14, dated 09/30/14, repurchase value of $4,256,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-6.50%, 09/20/29-08/20/44, total market value $4,341,120)	$4,256,000	$4,256,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.09%, 10/01/14, dated 09/30/14, repurchase value of $2,128,005 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.88%-5.50%, 02/01/25-09/01/44, total market value $2,170,560)	2,128,000	2,128,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $10,287,000)	10,287,000
	Total Investments – (99.70%) – (Identified cost $219,732,219) – (b)	229,686,955
	Other Assets Less Liabilities – (0.30%)	681,813
	Net Assets – (100.00%)	$230,368,768

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $4,576,758 or 1.99% of the Fund's net assets as of September 30, 2014.

(b)	Aggregate cost for federal income tax purposes is $219,866,322. At September 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$14,532,933
	Unrealized depreciation	(4,712,300)
	Net unrealized appreciation	$9,820,633

Please refer to "Notes to Schedule of Investments" on page 20 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
September 30, 2014 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Funds for equity securities include, but are not limited to, adjusting the value based on changes in an appropriate securities index and applying liquidity discounts. The Funds may also price partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership's interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value. The Funds can also price securities at a discount of a last traded price.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940, securities are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2014 (Unaudited)

Security Valuation – (Continued)

Value Measurements - (Continued)

The following is a summary of the inputs used as of September 30, 2014 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$138,314,382	$–	$–	$–	$30,657,652	$4,029,127
Consumer Staples	18,997,199	–	–	–	21,763,497	–
Energy	27,914,341	–	–	3,801,659	32,035,352	–
Financials	88,789,825	–	–	609,074,023	31,730,222	207,606,407
Health Care	66,279,707	–	–	–	22,631,685	–
Industrials	80,092,617	–	–	–	54,710,991	–
Information Technology	136,100,465	–	–	20,051,244	6,971,370	–
Materials	20,470,534	–	–	–	16,952,558	–
Telecommunication Services	–	–	–	–	–	6,120,571
Utilities	–	–	–	–	13,059,928	–
Total Level 1	576,959,070	–	–	632,926,926	230,513,255	217,756,105

Level 2 – Other Significant
Observable Inputs:
Equity securities:
Consumer Discretionary	–	–	–	–	8,477,613	–
Financials	–	–	–	–	579,880	–
Industrials	3,601,486	–	–	–	7,289,768	–
Debt securities issued by U.S.
Treasuries and U.S.
Government corporation and
agencies
Long-term	–	88,179,642	–	–	–	–
Short-term	–	–	178,704,909	–	–	–
Convertible debt securities	–	–	–	–	47,914,533	1,643,850
Corporate debt securities	–	–	–	–	5,201,964	–
Short-term securities	7,951,000	5,746,000	106,615,000	38,292,000	28,069,000	10,287,000
Total Level 2	11,552,486	93,925,642	285,319,909	38,292,000	97,532,758	11,930,850

Level 3 – Significant Unobservable
Inputs:
Equity securities:
Financials	–	–	–	8,999,025	–	–
Information Technology	9,636,540	–	–	–	–	–
Total Level 3	9,636,540	–	–	8,999,025	–	–
Total Investments	$598,148,096	$93,925,642	$285,319,909	$680,217,951	$328,046,013	$229,686,955

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended September 30, 2014.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2014 (Unaudited)

Security Valuation – (Continued)

Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended September 30, 2014:

	Davis Opportunity Fund	Davis Financial Fund
Investment Securities:
Beginning balance	$10,226,490	$9,367,215
Net change in unrealized appreciation (depreciation)	(589,950)	(368,190)
Ending balance	$9,636,540	$8,999,025

Net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2014	$(589,950)	$(368,190)

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Davis Opportunity Fund	Davis Financial Fund
Investments at Value:
Equity securities:
Fair value at September 30, 2014	$9,636,540	$8,999,025

Valuation technique	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Index-based value adjustment with liquidity discount
Unobservable input	Discount rate	Discount rate
Amount	12.15%	25%

The significant unobservable input used in the fair value measurement of equity securities is the discount rate, which, if changed, would affect the fair value of the Fund's investment. An increase in the discount rate would result in a decrease in the fair value of the investment.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 17, 2014

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: November 17, 2014